Schedule of Investments

The 3D Printing ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.9%

Aerospace & Defense - 5.8%
General Electric Co.	5,487	$1,105,850
Hexcel Corp.	1,468	71,154
L3Harris Technologies, Inc.	4,574	1,006,371
Melrose Industries PLC (United Kingdom)	179,815	1,039,072
Moog, Inc., Class A	6,017	1,006,343
Total Aerospace & Defense		4,228,790

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	10,244	976,253

Automobile Components - 1.4%
Cie Generale des Etablissements Michelin
SCA (France)	28,698	1,045,863

Chemicals - 4.7%
5N Plus, Inc. (Canada)*	18,826	90,675
Arkema SA (France)	1,087	82,073
Avient Corp.	2,482	82,676
DuPont de Nemours, Inc.	1,217	80,310
Eastman Chemical Co.	996	76,692
Evonik Industries AG (Germany)	3,588	80,277
Titomic Ltd. (Australia)*	19,366,272	2,915,187
Toray Industries, Inc. (Japan)	12,286	78,135
Total Chemicals		3,486,025

Electrical Equipment - 1.8%
AMETEK, Inc.	7,325	1,242,173
SGL Carbon SE (Germany)*	20,784	82,526
Total Electrical Equipment		1,324,699

Electronic Equipment, Instruments & Components - 10.8%
FARO Technologies, Inc.*	122,182	3,593,373
Hexagon AB, Class B (Sweden)*	125,843	1,219,696
Jabil, Inc.	571	83,686
Renishaw PLC (United Kingdom)	100,613	3,003,533
Total Electronic Equipment, Instruments & Components		7,900,288

Health Care Equipment & Supplies - 10.0%
Align Technology, Inc.*	6,739	1,167,869
DENTSPLY SIRONA, Inc.	231,404	3,216,516
Straumann Holding AG (Switzerland)	24,268	2,959,440
Total Health Care Equipment & Supplies		7,343,825

Household Durables - 3.6%
Nikon Corp. (Japan)	277,085	2,653,993

Industrial Conglomerates - 4.4%
3M Co.	581	80,707
Siemens AG (Germany)	13,829	3,163,783
Total Industrial Conglomerates		3,244,490

Life Sciences Tools & Services - 3.8%
BICO Group AB (Sweden)*	776,060	2,782,912

Machinery - 15.1%
3D Systems Corp.*	1,565,764	2,881,006
Kennametal, Inc.	3,694	71,959
Lincoln Electric Holdings, Inc.	5,647	995,001
OC Oerlikon Corp. AG (Switzerland)	243,315	1,029,449
Proto Labs, Inc.*	86,382	3,037,191
Sandvik AB (Sweden)	3,928	81,320
Stratasys Ltd.*	313,688	2,961,215
Total Machinery		11,057,141
Investments	Shares	Value

Metals & Mining - 2.0%
ATI Inc.*	167	$9,081
Carpenter Technology Corp.	444	86,851
Kaiser Aluminum Corp.	18,260	1,177,039
Materion Corp.	976	81,018
voestalpine AG (Austria)	3,141	82,410
Total Metals & Mining		1,436,399

Software - 21.2%
ANSYS, Inc.*	9,779	3,147,665
Autodesk, Inc.*	11,438	3,136,872
Dassault Systemes SE (France)	78,771	2,930,499
Materialise NV (Belgium)*(a)	615,580	3,164,081
PTC, Inc.*	20,668	3,202,920
Total Software		15,582,037

Technology Hardware, Storage & Peripherals - 8.4%
Eastman Kodak Co.*	12,087	76,027
HP, Inc.	120,257	3,074,971
Nano Dimension Ltd. (Israel)*(a)	1,931,853	3,013,691
Total Technology Hardware, Storage & Peripherals		6,164,689

Trading Companies & Distributors - 4.6%
Xometry, Inc., Class A*	132,311	3,392,454
Total Common Stocks
(Cost $107,854,709)		72,619,858
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany)
(Cost $106,945)	1,018	78,882

MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury
Obligations Fund, 4.20% (b)
(Cost $40,274)	40,274	40,274

Total Investments–99.1%
(Cost $108,001,928)		72,739,014
Other Assets in Excess of Liabilities–0.9%		691,828
Net Assets–100.0%		$73,430,842

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$72,619,858	$–	$–	$72,619,858
Preferred Stock‡	78,882	–	–	78,882
Money Market Fund	40,274	–	–	40,274
Total	$72,739,014	$–	$–	$72,739,014

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.